Nature and Continuance of Operations (Details Narrative) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit	$ 96,253,046	$ 116,712,934	$ 110,366,721	$ 85,025,098
Bunker Hill Mine [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%	100.00%	100.00%